Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Asset Trust
Entity Central Index Key	0001018593
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000181158 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$39	0.72%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
Net Assets	$ 276,785,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$276,785
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	103%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	21%
Financials	17
Industrials	15
Health Care	11
Consumer Discretionary	7
Energy	6
Communication Services	6
Other	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181157 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	STVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
Net Assets	$ 276,785,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$276,785
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	103%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	21%
Financials	17
Industrials	15
Health Care	11
Consumer Discretionary	7
Energy	6
Communication Services	6
Other	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181155 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$67	1.24%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
Net Assets	$ 276,785,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$276,785
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	103%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	21%
Financials	17
Industrials	15
Health Care	11
Consumer Discretionary	7
Energy	6
Communication Services	6
Other	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181168 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class A
Trading Symbol	HYPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 411,000,000
Holdings Count | Holding	222
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$411,000
Total number of portfolio holdings	222
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	35
Consumer Discretionary	13
Energy	10
Materials	9
Industrials	7
Communication Services	6
Health Care	6
All other Corporate Bonds and Notes	10
Other (includes securities lending collateral)		4
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181169 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class I
Trading Symbol	SAMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 411,000,000
Holdings Count | Holding	222
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$411,000
Total number of portfolio holdings	222
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	35
Consumer Discretionary	13
Energy	10
Materials	9
Industrials	7
Communication Services	6
Health Care	6
All other Corporate Bonds and Notes	10
Other (includes securities lending collateral)		4
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181170 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class R6
Trading Symbol	HYIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 411,000,000
Holdings Count | Holding	222
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$411,000
Total number of portfolio holdings	222
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	35
Consumer Discretionary	13
Energy	10
Materials	9
Industrials	7
Communication Services	6
Health Care	6
All other Corporate Bonds and Notes	10
Other (includes securities lending collateral)		4
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181174 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Intermediate Municipal Bond Fund
Class Name	Class I
Trading Symbol	STTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Intermediate Municipal Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Intermediate Municipal Bond Fund Class I / STTBX	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 177,965,000
Holdings Count | Holding	124
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$177,965
Total number of portfolio holdings	124
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	95%
Short-Term Investment	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181173 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	SISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Intermediate Municipal Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Intermediate Municipal Bond Fund Class A / SISIX	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 177,965,000
Holdings Count | Holding	124
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$177,965
Total number of portfolio holdings	124
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	95%
Short-Term Investment	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181187 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class A
Trading Symbol	CBPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 78,214,000
Holdings Count | Holding	110
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$78,214
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		42%
Mortgage-Backed Securities		33
Agency	33
Corporate Bonds and Notes		19
Financials	7
Industrials	4
Utilities	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		6
Other	2
Automobiles	2
Credit Card	2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181188 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class I
Trading Symbol	SAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 78,214,000
Holdings Count | Holding	110
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$78,214
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		42%
Mortgage-Backed Securities		33
Agency	33
Corporate Bonds and Notes		19
Financials	7
Industrials	4
Utilities	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		6
Other	2
Automobiles	2
Credit Card	2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181189 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class R6
Trading Symbol	SAMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 78,214,000
Holdings Count | Holding	110
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$78,214
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		42%
Mortgage-Backed Securities		33
Agency	33
Corporate Bonds and Notes		19
Financials	7
Industrials	4
Utilities	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		6
Other	2
Automobiles	2
Credit Card	2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class R6
Trading Symbol	SIGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 410,366,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$410,366
Total number of portfolio holdings	167
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98
U.S. Government Securities		2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181192 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class I
Trading Symbol	SIGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 410,366,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$410,366
Total number of portfolio holdings	167
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98
U.S. Government Securities		2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000203236 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class A
Trading Symbol	SSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 410,366,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$410,366
Total number of portfolio holdings	167
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98
U.S. Government Securities		2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$72	1.30%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.30%
Net Assets	$ 1,335,748,000
Holdings Count | Holding	61
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,335,748
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	146%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Information Technology	17
Materials	10
Financials	9
Real Estate	8
Health Care	7
Utilities	7
Other (includes securities lending collateral)	18
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181197 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SMVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$98	1.76%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.76%
Net Assets	$ 1,335,748,000
Holdings Count | Holding	61
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,335,748
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	146%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Information Technology	17
Materials	10
Financials	9
Real Estate	8
Health Care	7
Utilities	7
Other (includes securities lending collateral)	18
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181198 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SMVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$55	0.99%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%
Net Assets	$ 1,335,748,000
Holdings Count | Holding	61
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,335,748
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	146%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Information Technology	17
Materials	10
Financials	9
Real Estate	8
Health Care	7
Utilities	7
Other (includes securities lending collateral)	18
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181199 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	SMVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$44	0.79%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%
Net Assets	$ 1,335,748,000
Holdings Count | Holding	61
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,335,748
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	146%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Information Technology	17
Materials	10
Financials	9
Real Estate	8
Health Care	7
Utilities	7
Other (includes securities lending collateral)	18
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181212 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class R6
Trading Symbol	STCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 251,013,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$251,013
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	49%
Communication Services	20
Industrials	8
Health Care	7
Consumer Discretionary	7
Financials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181211 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class I
Trading Symbol	STCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 251,013,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$251,013
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	49%
Communication Services	20
Industrials	8
Health Care	7
Consumer Discretionary	7
Financials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181209 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class A
Trading Symbol	STCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Net Assets	$ 251,013,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$251,013
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	49%
Communication Services	20
Industrials	8
Health Care	7
Consumer Discretionary	7
Financials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181219 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class A
Trading Symbol	SCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$63	1.30%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%
Net Assets	$ 228,906,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$228,906
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	17
Financials	15
Consumer Discretionary	11
Consumer Staples	7
Materials	4
Other	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181220 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class I
Trading Symbol	STITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 228,906,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$228,906
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	17
Financials	15
Consumer Discretionary	11
Consumer Staples	7
Materials	4
Other	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181221 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class R6
Trading Symbol	SCIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 228,906,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$228,906
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	17
Financials	15
Consumer Discretionary	11
Consumer Staples	7
Materials	4
Other	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000224214 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class R6
Trading Symbol	VZGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 386,340,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$386,340
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	40%
Industrials	24
Consumer Discretionary	18
Communication Services	9
Health Care	7
Financials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181225 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class I
Trading Symbol	SCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 386,340,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$386,340
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	40%
Industrials	24
Consumer Discretionary	18
Communication Services	9
Health Care	7
Financials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181224 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class A
Trading Symbol	SAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 386,340,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$386,340
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	40%
Industrials	24
Consumer Discretionary	18
Communication Services	9
Health Care	7
Financials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181226 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$78	1.41%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.41%
Net Assets	$ 110,239,000
Holdings Count | Holding	76
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$110,239
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	22
Information Technology	13
Real Estate	9
Consumer Discretionary	8
Energy	7
Utilities	6
Other	11
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181228 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SCETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 110,239,000
Holdings Count | Holding	76
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$110,239
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	22
Information Technology	13
Real Estate	9
Consumer Discretionary	8
Energy	7
Utilities	6
Other	11
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000211610 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	VVERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$43	0.77%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%
Net Assets	$ 110,239,000
Holdings Count | Holding	76
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$110,239
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	22
Information Technology	13
Real Estate	9
Consumer Discretionary	8
Energy	7
Utilities	6
Other	11
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000181240 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class R6
Trading Symbol	STGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 113,806,000
Holdings Count | Holding	147
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$113,806
Total number of portfolio holdings	147
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		45%
Mortgage-Backed Securities		31
Agency	31
Corporate Bonds and Notes		19
Financials	8
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		5
Automobiles	2
Credit Card	2
Other	1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181239 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class I
Trading Symbol	STIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 113,806,000
Holdings Count | Holding	147
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$113,806
Total number of portfolio holdings	147
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		45%
Mortgage-Backed Securities		31
Agency	31
Corporate Bonds and Notes		19
Financials	8
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		5
Automobiles	2
Credit Card	2
Other	1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181238 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class A
Trading Symbol	STGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 113,806,000
Holdings Count | Holding	147
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$113,806
Total number of portfolio holdings	147
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		45%
Mortgage-Backed Securities		31
Agency	31
Corporate Bonds and Notes		19
Financials	8
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		5
Automobiles	2
Credit Card	2
Other	1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181247 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class A
Trading Symbol	SFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 1,150,542,000
Holdings Count | Holding	262
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,150,542
Total number of portfolio holdings	262
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		90%
Financials	14
Information Technology	9
Service	8
Chemicals	7
Gaming / Leisure	6
Aerospace	5
Energy	4
All other Leveraged Loans	37
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Other (includes short-term investment)		5
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181248 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class C
Trading Symbol	SFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Net Assets	$ 1,150,542,000
Holdings Count | Holding	262
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,150,542
Total number of portfolio holdings	262
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		90%
Financials	14
Information Technology	9
Service	8
Chemicals	7
Gaming / Leisure	6
Aerospace	5
Energy	4
All other Leveraged Loans	37
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Other (includes short-term investment)		5
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181249 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class I
Trading Symbol	SAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 1,150,542,000
Holdings Count | Holding	262
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,150,542
Total number of portfolio holdings	262
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		90%
Financials	14
Information Technology	9
Service	8
Chemicals	7
Gaming / Leisure	6
Aerospace	5
Energy	4
All other Leveraged Loans	37
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Other (includes short-term investment)		5
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000181250 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class R6
Trading Symbol	SFRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 1,150,542,000
Holdings Count | Holding	262
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,150,542
Total number of portfolio holdings	262
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		90%
Financials	14
Information Technology	9
Service	8
Chemicals	7
Gaming / Leisure	6
Aerospace	5
Energy	4
All other Leveraged Loans	37
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Other (includes short-term investment)		5
Total		100%
(1)	Percentage of total investments as of June 30, 2026.